Convertible Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 7 – CONVERTIBLE NOTE PAYABLE

Convertible note payable consist of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

YA II PN, Ltd. Advisors Global, LP	$1,750,000	$1,750,000
Less debt discount	(1,263,889)	(1,555,556)
Convertible note payable, net	$486,111	$194,444

On November 8, 2017, the Company issued a secured convertible debenture (the “Note”) to YAII PN, LTD. (“YPL”) in the principal amount of $1,750,000 with interest at 5% per annum (15% on default) and due 18 months from closing. The Note is secured by all the assets of the Company and its subsidiaries. The Note Conversion Price is convertible into common stock of the Company at $1.00 per share (the “Conversion Price”). The Conversion Price may be adjusted by YPL on the earlier of (a) the 90-day anniversary of the closing with effectiveness of a registration statement or (b) the 180-day anniversary of the closing to a 20% discount to the lowest daily Volume Weighted Average Price (VWAP) over the prior 10 trading days, if lower than $1.00 per share (“Ownership Cap”). Subject to the Ownership Cap, the Note will automatically convert if the Company’s stock has traded 250% above the Conversion Price for a period of 20 consecutive trading days provided that the shares can be sold pursuant to an effective registration statement or Rule 144 without any limitations, and the Company’s common stock has an average daily trading value of $350,000 per day for a period of 20 consecutive trading days. As part of the issuance, the Company also granted YPL a 5-year warrant to purchase 1,137,500 shares of the Company at $1.10 per share

The Company will repay the outstanding principal of the Note in equal installments of $250,000 per month starting on September 1, 2018 either in cash by paying the installment amount plus the Redemption Premium or in kind through conversion into free trading common stock at a price equal to the less of (i) the Fixed Conversion Price, or (ii) a 20% discount to the lowest daily VWAP of the Common Stock during the 10 trading days prior to the payment date (or any combination of cash and stock). The Company will not be required to make a monthly installment payment if the 10-day lowest VWAP is at or above 125% of the then effective Conversion Price. YPL will have the option to defer any monthly installment payment to the maturity date at its sole discretion. The stock component of each monthly installment payment will be limited to 300% of the average daily dollar traded value over the previous 10 trading days. The Company may redeem in cash amounts owed under the Note prior to the maturity date by providing YPL with 10 business days advance note provided that the common stock is trading below the conversion price at the time of the redemption note. The Company shall pay the Redemption Premium equal to the percentage of the principal amount being redeemed as follows: 10% for first 180 days following the closing, 15% for day 181 to 360 following the closing; and 20% for day 361 to the maturity date.

The Company paid 5% of aggregate funding as commitment fee to YPL and $15,000 towards due diligence and structuring fee. The Company netted $1,647,500 after fee and expenses of $102,500.

The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. Furthermore, the Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future offerings or events. As such, the Company determined that the conversion feature and the warrants created a derivative with a fair value of $3,767,724 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $1,750,000 as a valuation discount to be amortized over the life of the note, and the excess of $2,017,724 being recorded as a finance cost during the year ended December 31, 2017.

During the three month ended March 31, 2018, amortization of debt discount was $291,667 and was recorded as a financing cost. The unamortized balance of the debt discount was $1,263,889 and $1,555,556 as of March 31, 2018 and December 31, 2017, respectively.

Subsequent to March 31, 2018, YPL (See Note 12), notified the Company in writing that it elected to convert all remaining outstanding principal and interest accrued and otherwise payable under the Debenture, which included the conversion of $1,750,000 of principal and $38,082 of interest. Upon the Conversion of the Debenture, the Company issued an aggregate of 1,788,082 shares of its Common Stock to the Investor and the Debenture and the Security Agreement were both terminated and all security interest and liens under the Security Agreement were released and terminated.

NOTE 7 – CONVERTIBLE NOTE PAYABLE

Convertible note payable consist of the following as of December 31, 2017:

Amount
YA II PN, Ltd. Advisors Global, LP	$1,750,000
Less debt discount	(1,555,556)
Convertible note payable, net	$194,444

On November 8, 2017, the Company issued a secured convertible debenture (the “Note”) to Yorkville Advisors Global, LP (“YPL”) in the principal amount of $1,750,000 with interest at 5% per annum (15% on default) and due 18 months from closing. The Note is secured by all the assets of the Company and its subsidiaries. The Note Conversion Price is convertible into common stock of the Company at $1.00 per share (the “Conversion Price”). The Conversion Price may be adjusted by YPL on the earlier of (a) the 90-day anniversary of the closing with effectiveness of a registration statement or (b) the 180-day anniversary of the closing to a 20% discount to the lowest daily Volume Weighted Average Price (VWAP) over the prior 10 trading days, if lower than $1.00 per share (“Ownership Cap”). Subject to the Ownership Cap, the Note will automatically convert if the Company’s stock has traded 250% above the Conversion Price for a period of 20 consecutive trading days provided that the shares can be sold pursuant to an effective registration statement or Rule 144 without any limitations, and the Company’s common stock has an average daily trading value of $350,000 per day for a period of 20 consecutive trading days. As part of the issuance, the Company also granted YPL a 5 year warrant to purchase 1,137,500 shares of the Company at $1.10 per share

The Company will repay the outstanding principal of the Note in equal installments of $250,000 per month starting on September 1, 2018 either in cash by paying the installment amount plus the Redemption Premium or in kind through conversion into free trading common stock at a price equal to the less of (i) the Fixed Conversion Price, or (ii) a 20% discount to the lowest daily VWAP of the Common Stock during the 10 trading days prior to the payment date (or any combination of cash and stock). The Company will not be required to make a monthly installment payment if the 10-day lowest VWAP is at or above 125% of the then effective Conversion Price. YPL will have the option to defer any monthly installment payment to the maturity date at its sole discretion. The stock component of each monthly installment payment will be limited to 300% of the average daily dollar traded value over the previous 10 trading days. The Company may redeem in cash amounts owed under the Note prior to the maturity date by providing YPL with 10 business days advance note provided that the common stock is trading below the conversion price at the time of the redemption note. The Company shall pay the Redemption Premium equal to the percentage of the principal amount being redeemed as follows: 10% for first 180 days following the closing, 15% for day 181 to 360 following the closing; and 20% for day 361 to the maturity date.

The Company paid 5% of aggregate funding as commitment fee to YPL and $15,000 towards due diligence and structuring fee. The Company netted $1,647,500 after fee and expenses of $102,500.

The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. Furthermore, the Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future offerings or events. As such, the Company determined that the conversion feature and the warrants created a derivative with a fair value of $3,767,724 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $1,750,000 as a valuation discount to be amortized over the life of the note, and the excess of $2,017,724 being recorded as a finance cost.

During the year ended December 31, 2017, amortization of debt discount was $194,444 and was recorded as a financing costs. The unamortized balance of the debt discount was $1,555,556 as of December 31, 2017.

The following table presents scheduled principal payments on our long-term debt as of December 31, 2017:

Years ending December 31,	Amount
2018	$1,250,000
2019	500,000
Total	$1,750,000